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QUARTERLY REPORT

T-REX 2X LONG CIFR DAILY TARGET ETF

Schedule of InvestmentsJuly 31, 2026 (unaudited)

	Shares	Value
MONEY MARKET FUND - 8.47%
First American Government Obligations Fund - Institutional Class 3.57% (A)	1,053,846	$1,053,846
(Cost: $1,053,846)
TOTAL INVESTMENTS - 8.47%		1,053,846
(Cost: $1,053,846)
Other Assets, Net of Liabilities - 91.53%(B)		11,382,271
TOTAL NET ASSETS - 100.00%		$12,436,117

SWAP CONTRACTS

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Marex Derivative Products, Inc.	Cipher Mining Inc.	Receive	OBFR01(C) +300bps	Monthly	3/4/27	$19,532,344	$3,045,864
Clear Street Derivatives, LLC.	Cipher Mining Inc.	Receive	OBFR01(C) +1300bps	Monthly	12/7/27	5,345,528	456,092
TOTAL RETURN SWAP CONTRACTS						$24,877,872	$3,501,956

(A)Effective 7 day yield as of July 31, 2026.

(B)Includes cash which is being held as collateral for total return swap contracts.

(C)OBFR01 - Overnight Bank Funding Rate, 3.63% as of July 31, 2026.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

QUARTERLY REPORT

T-REX 2X LONG CIFR DAILY TARGET ETF

Schedule of Investments - continuedJuly 31, 2026 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Assets
Money Market Fund	$1,053,846	$—	$—	$1,053,846
Net Unrealized Appreciation of Total Return Swap Contracts	—	3,501,956	—	3,501,956
	$1,053,846	$3,501,956	$—	$4,555,802